Obligations Under Guarantees And Other Off-Balance Sheet Instruments (Maximum Potential Amount Of Future Payments Classified Based Upon Internal Credit Ratings) (Details) (JPY ¥)
In Billions, unless otherwise specified
	6 Months Ended		12 Months Ended
	Sep. 30, 2011		Mar. 31, 2011
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount by borrower grade, normal	¥ 5,003		¥ 5,503
Maximum potential/Contractual or Notional amount by borrower grade, close watch	258	[1]	264	[1]
Maximum potential/Contractual or Notional amount by borrower grade, likely to become bankrupt or legally/virtually bankrupt	15	[2]	15	[2]
Maximum potential/Contractual or Notional amount by borrower grade, not rated	19		23
Maximum potential/Contractual or Notional amount	5,295		5,805
Standby Letters Of Credit And Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount by borrower grade, normal	3,101		3,356
Maximum potential/Contractual or Notional amount by borrower grade, close watch	211	[1]	215	[1]
Maximum potential/Contractual or Notional amount by borrower grade, likely to become bankrupt or legally/virtually bankrupt	14	[2]	13	[2]
Maximum potential/Contractual or Notional amount by borrower grade, not rated	8		8
Maximum potential/Contractual or Notional amount	3,334		3,592
Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount by borrower grade, normal	1,902		2,147
Maximum potential/Contractual or Notional amount by borrower grade, close watch	47	[1]	49	[1]
Maximum potential/Contractual or Notional amount by borrower grade, likely to become bankrupt or legally/virtually bankrupt	1	[2]	2	[2]
Maximum potential/Contractual or Notional amount by borrower grade, not rated	11		15
Maximum potential/Contractual or Notional amount	¥ 1,961		¥ 2,213

[1]	Borrowers classified as Close Watch represent those that require close monitoring as the borrower has begun to exhibit elements of potential concern with respect to its business performance and financial condition, the borrower has begun to exhibit elements of serious concern with respect to its business performance and financial condition, including business problems requiring long-term solutions, or the borrower's loans have been deemed restructured loans or loans contractually past due 90 days or more for special reasons.
[2]	Borrowers classified as Likely to Become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than those categorized as Close Watch due to serious debt repayment problems with poor progress in achieving restructuring plans, the borrower being considered virtually bankrupt with no prospects for an improvement in business operations, or the borrower being legally bankrupt with no prospects for continued business operations because of non-payment, suspension of business, voluntary liquidation or filing for legal liquidation.